Deutsche Investment Management Americas, Inc.

One Beacon Street

Boston, MA 02108

August 23, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche Small Cap Core Fund (“Small Cap Core”), a series of Deutsche Investment Trust (File No. 811-00043) Registration Statement on Form N-14

Ladies and Gentlemen:

We are filing today through the EDGAR system a Registration Statement on Form N-14 relating to the issuance of shares in connection with the merger of Deutsche Small Cap Value Fund, a series of Deutsche Value Series, Inc. (“Small Cap Value”), into Small Cap Core.

It is currently expected that a special meeting of shareholders of Small Cap Value shareholders will be held on November 21, 2017. Accordingly, we plan to mail proxy materials to shareholders of Small Cap Value in late September 2017. To accommodate this schedule, we respectfully request to receive any comments you may have on this filing by September 20, 2017, or as soon as practicable thereafter.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3681.

Very truly yours,

/s/ Laura McCollum

Laura McCollum

Vice President and Counsel

Deutsche Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.